COMMITMENTS AND CONTINGENCIES - Bendix Products Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 29, 2025	Dec. 31, 2025	Dec. 31, 2023
Bendix
Loss Contingency, Narco and Bendix Asbestos Related Balances by Balance Sheet Caption [Line Items]
Loss contingency, valuation of claims, average resolution values, period		2 years
Loss contingency accrual, period increase (decrease)			$ (522)
Bendix | Shortening Look-Back Period
Loss Contingency, Narco and Bendix Asbestos Related Balances by Balance Sheet Caption [Line Items]
Loss contingency accrual, period increase (decrease)			$ 434
Total
Loss Contingency, Narco and Bendix Asbestos Related Balances by Balance Sheet Caption [Line Items]
Cash divested from deconsolidation	$ 1,428	$ 1,428
Liabilities divested from deconsolidation	1,526
Assets divested from deconsolidation	98
Deconsolidation, loss, amount	$ 148